UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

*	The MFS Institutional Municipal Money Market Portfolio, a series of the Registrant, terminated on August 30, 2007.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Portfolio

11/30/07
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 30.0%
Financial Institutions – 4.4%
Swedbank, 4.88%, due 2/11/08	$38,200,000	$38,200,000
Major Banks – 9.9%
Barclays Bank PLC, 4.99%, due 1/23/08	$41,855,000	$41,855,000
BNP Paribas, NY, 4.8%, due 2/13/08	43,439,000	43,439,000
		$85,294,000
Other Banks & Diversified Financials – 15.7%
Citibank N.A., NY, 4.93%, due 12/20/07	$29,700,000	$29,700,000
DEPFA Bank PLC, 5.125%, due 1/23/08	40,400,000	40,400,000
Fortis Bank, NY, 4.82%, due 2/07/08	40,180,000	40,180,000
UBS AG, Stamford, CT Branch, 5.605%, due 1/10/08	25,000,000	25,000,000

		$135,280,000
Total Certificates of Deposit, at Amortized Cost and Value		$258,774,000
Commercial Paper – 70.2% (y)
Brokerage & Asset Managers – 9.5%
Goldman Sachs Group, Inc., 4.8%, due 1/31/08	$3,249,000	$3,222,575
Goldman Sachs Group, Inc., 4.6%, due 2/14/08	40,697,000	40,306,987
Merrill Lynch & Co., Inc., 5%, due 2/19/08 - 3/20/08	38,653,000	38,159,960

		$81,689,522
Consumer Goods & Services – 1.5%
Procter Gamble Co., 4.75%, due 12/14/07 (t)	$13,000,000	$12,977,701
Financial Institutions – 8.0%
Cargill, Inc., 4.75%, due 1/24/08 (t)	$5,305,000	$5,267,202
Cargill, Inc., 4.7%, due 2/13/08 (t)	38,637,000	38,263,724
General Electric Capital Corp., 5.17%, due 1/23/08	25,670,000	25,474,616

		$69,005,542
Food & Beverages – 9.6%
Archer Daniels Midland Co., 4.5%, due 12/20/07 (t)	$43,151,000	$43,048,516
Coca-Cola Co., 4.97%, due 12/13/07 (t)	39,835,000	39,769,007

		$82,817,523
Insurance – 8.5%
AIG Funding, Inc., 4.85%, due 2/01/08	$36,505,000	$36,200,082
MetLife Funding, Inc., 4.75%, due 12/07/07	37,626,000	37,596,213

		$73,796,295
Major Banks – 18.4%
ABN Amro North America Finance, Inc., 5.105%, due 1/10/08	$38,032,000	$37,816,274
Abbey National North America LLC, 5.21%, due 12/06/07	20,751,000	20,735,984
HBOS Treasury Services PLC, 5.4%, due 12/17/07	39,900,000	39,804,240
JPMorgan Chase & Co., 5.05%, due 1/04/08	9,313,000	9,268,582
JPMorgan Chase & Co., 5.03%, due 1/22/08	10,000,000	9,927,344
Natexis Banques Populaires, 4.995%, due 12/03/07	15,235,000	15,230,772
Natexis Banques Populaires, 5%, due 12/11/07	25,782,000	25,746,192

		$158,529,388
Network & Telecom – 5.0%
AT&T, Inc., 4.53%, due 12/12/07 (t)	$43,587,000	$43,526,668
Other Banks & Diversified Financials – 9.7%
Dexia Delaware LLC, 5.035%, due 12/03/07	$37,302,000	$37,291,566
ING America Insurance Holdings, Inc., 5.22%, due 12/03/07	8,523,000	8,520,528
ING America Insurance Holdings, Inc., 5.25%, due 12/04/07	14,543,000	14,536,637
ING America Insurance Holdings, Inc., 5.4%, due 12/07/07	16,755,000	16,739,921

1

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper(y) – continued
Other Banks & Diversified Financials – continued
UBS Finance Delaware LLC, 5.33%, due 2/19/08	6,681,000	$6,601,867
		$83,690,519
Total Commercial Paper, at Amortized Cost and Value		$606,033,158
Repurchase Agreements – 0.1%
Merrill Lynch Repurchase Agreement, 4.62%, dated 11/30/07, due 12/03/07, total to be received $959,369 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$959,000	$959,000
Total Investments, at Amortized Cost and Value		$865,766,158
Other Assets, Less Liabilities – (0.3)%		(2,746,831)
Net Assets – 100.0%		$863,019,327

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $865,766,158.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DWYER
Maria F.Dwyer, President

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 16, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2008

*	Print name and title of each signing officer under his or her signature.